Supplemental Guarantor Condensed Consolidating Financial Statements - Additional Information (Detail) - DJO Finco	Jul. 01, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Subsidiaries owned	100.00%	100.00%
8.125% Second Lien Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage rate	8.125%	8.125%
10.75% Third Lien Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage rate	10.75%	10.75%
9.75% Senior Subordinated notes
Debt Instrument [Line Items]
Debt instrument, stated percentage rate	9.75%	9.75%